COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments under Non-cancelable Operating Leases
Future minimum payments under non-cancelable operating leases having initial terms of one year or more are as follows:

Year	Amount
2017	$56,948
2018	44,156
2019	36,362
2020	28,936
2021	23,835
Thereafter	89,761
Total	$279,998